Acquisitions - Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Jan. 02, 2015	Dec. 31, 2014	Jun. 11, 2014	Mar. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 1,385,115		$ 943,374			$ 773,048
Tripwire [Member]
Business Acquisition [Line Items]
Cash		$ 2,364
Receivables		37,792
Inventories		603
Other current assets		2,453
Property, plant and equipment		10,021
Goodwill		462,215
Intangible assets		306,000
Other non-current assets		659
Total assets		822,107
Accounts payable		3,142
Accrued liabilities		12,142
Deferred revenue		8,000
Deferred income taxes		95,074
Other non-current liabilities		540
Total liabilities		118,898
Net assets		$ 703,209
Grass Valley [Member]
Business Acquisition [Line Items]
Cash					$ 9,451
Receivables					67,354
Inventories					18,593
Other current assets					4,172
Property, plant and equipment					22,460
Goodwill					131,070
Intangible assets					95,500
Other non-current assets					17,101
Total assets					365,701
Accounts payable					51,276
Accrued liabilities					62,672
Deferred revenue					14,000
Postretirement benefits					16,538
Deferred income taxes					1,827
Other non-current liabilities					1,199
Total liabilities					147,512
Net assets					$ 218,189
Prosoft Technology, Inc. [Member]
Business Acquisition [Line Items]
Cash				$ 2,517
Receivables				5,894
Inventories				2,731
Other current assets				332
Property, plant and equipment				767
Goodwill				56,923
Intangible assets				40,800
Other non-current assets				622
Total assets				110,586
Accounts payable				2,544
Accrued liabilities				2,807
Other non-current liabilities				1,132
Total liabilities				6,483
Net assets				$ 104,103